LONG-TERM DEBT	12 Months Ended
Dec. 31, 2013
Long-term Debt, Unclassified [Abstract]
LONG-TERM DEBT

H.	LONG-TERM DEBT

All notes are senior unsecured obligations, ranking equally in right of payment with all of our existing and future unsecured senior indebtedness.  The following table sets forth our long-term debt for the periods indicated:

	December 31,	December 31,
	2013	2012
	(Thousands of dollars)
ONEOK
$400,000 at 5.2% due 2015	$400,000	$400,000
$700,000 at 4.25% due 2022	700,000	700,000
$100,000 at 6.5% due 2028	87,649	87,662
$100,000 at 6.875% due 2028	100,000	100,000
$400,000 at 6.0% due 2035	400,000	400,000
Total ONEOK senior notes payable	1,687,649	1,687,662
ONEOK Partners
$650,000 at 3.25% due 2016	650,000	650,000
$450,000 at 6.15% due 2016	450,000	450,000
$400,000 at 2.0% due 2017	400,000	400,000
$425,000 at 3.2% due 2018	425,000	—
$500,000 at 8.625% due 2019	500,000	500,000
$900,000 at 3.375 % due 2022	900,000	900,000
$425,000 at 5.0 % due 2023	425,000	—
$600,000 at 6.65% due 2036	600,000	600,000
$600,000 at 6.85% due 2037	600,000	600,000
$650,000 at 6.125% due 2041	650,000	650,000
$400,000 at 6.2% due 2043	400,000	—
Guardian Pipeline
Average 7.85% due 2022	67,208	74,857
Total ONEOK Partners senior notes payable	6,067,208	4,824,857
Total long-term notes payable	7,754,857	6,512,519
Unamortized portion of terminated swaps	25,340	27,058
Unamortized debt discount	(15,890)	(14,878)
Current maturities	(10,650)	(10,650)
Long-term debt	$7,753,657	$6,514,049

The aggregate maturities of long-term debt outstanding for the years 2014 through 2018 are shown below:

	ONEOK	ONEOK Partners	Guardian Pipeline	Total
	(Millions of dollars)
2014	$3.0	$—	$7.7	$10.7
2015	$403.0	$—	$7.7	$410.7
2016	$3.0	$1,100.0	$7.7	$1,110.7
2017	$3.0	$400.0	$7.7	$410.7
2018	$3.0	$425.0	$7.7	$435.7

Additionally, our senior notes due 2028 (6.5 percent) are callable at par at our option from now until maturity.

ONE Gas Debt Issuance - In January 2014, ONE Gas completed a private placement of three series of senior notes aggregating $1.2 billion, consisting of $300 million of five-year senior notes at 2.07 percent; $300 million of 10-year senior notes at 3.61 percent; and $600 million of 30-year senior notes at 4.658 percent. ONE Gas received approximately $1.19 billion from the offering, net of issuance costs.

ONEOK Debt Repayment - ONE Gas made a cash payment to ONEOK of approximately $1.13 billion from the proceeds of the ONE Gas senior notes offering. In February 2014, we retired approximately $152.5 million of the 4.25 percent senior notes due 2022 through a tender offer. The total amount paid, including fees and other charges, was approximately $150 million.

In February 2014, we made an irrevocable election to exercise the make-whole call on our $400 million, 5.2 percent senior notes due in 2015. The full repayment is expected to occur in March 2014 and is estimated to be approximately $429 million , including accrued but unpaid interest to the redemption date.

ONEOK Debt Issuance - In January 2012, we completed an underwritten public offering of $700 million, 4.25 percent senior notes due 2022.  The net proceeds from the offering, after deducting underwriting discounts and offering expenses, of approximately $694.3 million were used to repay amounts outstanding under our commercial paper program and for general corporate purposes.

ONEOK Debt Covenants - The indentures governing ONEOK’s senior notes due 2028 (6.5 percent and 6.875 percent) include an event of default upon acceleration of other indebtedness of $15 million or more, and the indentures governing the senior notes due 2015, 2022 and 2035 include an event of default upon the acceleration of other indebtedness of $100 million or more.  Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of the outstanding senior notes due 2015, 2022, 2028 and 2035 to declare those senior notes immediately due and payable in full.

ONEOK may redeem the senior notes due 2015, 2028 (6.875 percent) and 2035, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK may redeem the senior notes due 2028 (6.5 percent), in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest.  ONEOK may redeem the remaining balance of its 4.25 percent senior notes due 2022 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting three months before the maturity date.  Prior to this date, ONEOK may redeem these senior notes on the same basis as its other senior notes due 2015, 2028 (6.875 percent) and 2035.  The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date.  ONEOK’s senior notes due 2015, 2022, 2028 and 2035 are senior unsecured obligations, ranking equally in right of payment with all of ONEOK’s existing and future unsecured senior indebtedness.

ONEOK Partners’ Debt Issuance and Maturities - In September 2013, ONEOK Partners completed an underwritten public offering of $1.25 billion of senior notes, consisting of $425 million, 3.2 percent senior notes due 2018, $425 million, 5.0 percent senior notes due 2023 and $400 million, 6.2 percent senior notes due 2043. A portion of the net proceeds from the offering of approximately $1.24 billion was used to repay amounts outstanding under its commercial paper program, and the balance will be used for general partnership purposes, including but not limited to capital expenditures.

In September 2012, ONEOK Partners completed an underwritten public offering of $1.3 billion of senior notes, consisting of $400 million, 2.0 percent senior notes due 2017 and $900 million, 3.375 percent senior notes due 2022. A portion of the net proceeds from the offering of approximately $1.29 billion was used to repay amounts outstanding under its commercial paper program, and the balance was used for general partnership purposes, including but not limited to capital expenditures.

ONEOK Partners repaid its $350 million, 5.9 percent senior notes at maturity in April 2012 with a portion of the proceeds from its March 2012 equity earnings.

ONEOK Partners’ Debt Covenants - ONEOK Partners senior notes are governed by an indenture, dated as of September 25, 2006, between ONEOK Partners and Wells Fargo Bank, N.A., the trustee, as supplemented. The indenture does not limit the aggregate principal amount of debt securities that may be issued and provides that debt securities may be issued from time to time in one or more additional series. The indenture contains covenants including, among other provisions, limitations on ONEOK Partners’ ability to place liens on its property or assets and to sell and lease back its property. The indenture includes an event of default upon acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of any of ONEOK Partners’ outstanding senior notes to declare those notes immediately due and payable in full.

ONEOK Partners may redeem its senior notes due 2016 (6.15 percent), 2019, 2036 and 2037, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium.  The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date.  ONEOK Partners may redeem its senior notes due 2017 and its senior notes due 2022 at par starting one month and three months, respectively, before their maturity dates. ONEOK Partners may redeem its senior notes due 2016 (3.25 percent) and 2041 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting one month and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners may redeem these senior notes, in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK Partners’ may redeem its senior notes due 2018, 2023, and 2043 at par, plus accrued and unpaid interest to the redemption date, starting one month, three months, and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners’ may redeem these notes, in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date.  ONEOK Partners’ senior notes are senior unsecured obligations, ranking equally in right of payment with all of ONEOK Partners’ existing and future unsecured senior indebtedness, and are structurally subordinate to any of the existing and future debt and other liabilities of any nonguarantor subsidiaries.  ONEOK Partners’ senior notes are nonrecourse to ONEOK.

ONEOK Partners’ Debt Guarantee - ONEOK Partners’ senior notes are guaranteed on a senior unsecured basis by the Intermediate Partnership.  The Intermediate Partnership’s guarantee is full and unconditional, subject to certain customary automatic release provisions.  The guarantee ranks equally in right of payment to all of the Intermediate Partnership’s existing and future unsecured senior indebtedness.  ONEOK Partners, L.P. has no significant assets or operations other than its investment in the Intermediate Partnership, which is also consolidated.  At December 31, 2013, the Intermediate Partnership held the equity of ONEOK Partners’ subsidiaries, as well as a 50 percent interest in Northern Border Pipeline.  ONEOK Partners’ long-term debt is nonrecourse to ONEOK.

Guardian Pipeline Senior Notes - These senior notes were issued under a master shelf agreement dated November 8, 2001, with certain financial institutions.  Principal payments are due quarterly through 2022. These senior notes contain financial covenants that require the maintenance of certain ratios defined in the master shelf agreement based on Guardian Pipeline’s financial position and results of operations.  Upon any breach of these covenants, all amounts outstanding under the master shelf agreement may become due and payable immediately.  At December 31, 2013, Guardian Pipeline was in compliance with its financial covenants.

Interest-rate Swaps - See Note D for a discussion of our interest-rate swaps.

Other - We amortize premiums, discounts and expenses incurred in connection with the issuance of long-term debt consistent with the terms of the respective debt instrument.